ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable

	September 30, 2021	December 31, 2020
		(Audited)

Accounts receivable, cost	$5,098,954	$4,499,746
Less: allowance for doubtful accounts	–	–
Accounts receivable, net	$5,098,954	$4,499,746